Commitments and Contingencies - Additional Information (Details) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 16, 2018	Aug. 26, 2008	Aug. 22, 2008	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense				$ 200,000	$ 500,000	$ 500,000	$ 1,500,000	$ 1,900,000	$ 1,300,000
Assets under capital lease				300,000		300,000
Capital lease interest expense obligation				100,000		100,000
Capital lease depreciation expense				0		100,000		0
Capital lease assets, carrying value				300,000		300,000
Commitments And Contingencies [Line Items]
Initial term of agreement	3 years
Bio Valve
Commitments And Contingencies [Line Items]
Upfront license, signing fees and development milestone payments		9.00%	9.00%
Upfront license, signing fees and development milestone payments, certain circumstances		10.00%	10.00%
Amounts owed				$ 0		$ 0		$ 0	$ 0
Integration fee
Commitments And Contingencies [Line Items]
Agreement payment	$ 100,000
Annual maintenance fee
Commitments And Contingencies [Line Items]
Agreement payment	$ 100,000